Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Series A Preferred	Series B Preferred	Common	Subordinated	General Partner
Balance at Dec. 31, 2015	$ 367,838	$ 73,216	$ 0	$ 302,954	$ (8,427)	$ 95
Balance at Dec. 31, 2015		3,000,000	0	20,505,000	14,985,000	35,526
-Net income	66,854	$ 6,750		$ 34,652	$ 25,323	$ 129
-Distributions declared and paid (common and preferred units) (Note 10)	(66,856)	(6,750)		(34,654)	(25,325)	(127)
Balance at Dec. 31, 2016	367,836	$ 73,216	$ 0	$ 302,952	$ (8,429)	$ 97
Balance at Dec. 31, 2016		3,000,000	0	20,505,000	14,985,000	35,526
-Net income	17,339	$ 6,750		$ 9,302	$ 1,208	$ 79
-Conversion of subordinated units to common units (Note 10), value				$ (15,171)	$ 15,171
-Conversion of subordinated units to common units (Note 10), shares				14,985,000	(14,985,000)
-Distributions declared and paid (common and preferred units) (Note 10)	(66,857)	(6,750)		$ (52,028)	$ (7,950)	(129)
Balance at Dec. 31, 2017	318,318	$ 73,216	$ 0	$ 245,055	$ 0	$ 47
Balance at Dec. 31, 2017		3,000,000	0	35,490,000	0	35,526
-Net income	3,613	$ 6,750	$ 909	$ (4,042)	$ 0	$ (4)
-Issuance of Series B Preferred Units, net of issuance costs (Note 10), value	52,976		$ 52,976
-Issuance of Series B Preferred Units, net of issuance costs (Note 10), shares			2,200,000
-Distributions declared and paid (common and preferred units) (Note 10)	(48,422)	(6,750)		(41,613)		(59)
Balance at Dec. 31, 2018	$ 326,485	$ 73,216	$ 53,885	$ 199,400	$ 0	$ (16)
Balance at Dec. 31, 2018		3,000,000	2,200,000	35,490,000	0	35,526